Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
NET SALES	$ 73,785,000		$ 97,666,000		$ 124,283,000
COST OF SALES	36,411,000		44,067,000		53,273,000
GROSS PROFIT	37,374,000		53,599,000		71,010,000
OPERATING EXPENSES
Research and development (a)	27,017,000	[1]	34,310,000	[1]	33,591,000	[1]
Selling, general and administrative (a)	30,898,000	[1]	34,594,000	[1]	31,165,000	[1]
Costs associated with exit activities (note 3)			3,343,000
Provision for litigation (note19)			9,422,000
Litigation income (note 19)			(100,000)		(850,000)
Total operating expenses	57,915,000		81,569,000		63,906,000
INCOME (LOSS) FROM OPERATIONS	(20,541,000)		(27,970,000)		7,104,000
NON-OPERATING INCOME
Interest income	1,303,000		1,706,000		1,262,000
Foreign exchange gain (loss), net	491,000		(217,000)		46,000
Gain on sale of long-term investments (note 9)			23,000		1,619,000
Impairment loss on long-term investments (note 9)					(422,000)
Other, net	646,000		873,000		451,000
Total non-operating income	2,440,000		2,385,000		2,956,000
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(18,101,000)		(25,585,000)		10,060,000
INCOME TAX EXPENSE (note 14)	992,000		1,103,000		1,063,000
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(19,093,000)		(26,688,000)		8,997,000
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	(6,000)	[1]	895,000	[1]	9,000	[1]
NET INCOME (LOSS)	(19,099,000)		(25,793,000)		9,006,000
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Unrealized gain (loss) on available-for-sale securities	342,000		185,000		(1,619,000)
Foreign currency translation adjustments	11,000		846,000		941,000
Unrealized pension gain (loss)	294,000		(65,000)		(25,000)
Total other comprehensive income (loss)	647,000		966,000		(703,000)
COMPREHENSIVE INCOME (LOSS)	(18,452,000)		(24,827,000)		8,303,000
BASIC EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.01)		$ (0.02)		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ (0.01)		$ (0.02)		$ 0.01
DILUTED EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.01)		$ (0.02)		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ (0.01)		$ (0.02)		$ 0.01
NUMBER OF SHARES USED IN EARNINGS PER SHARE CALCULATION:
Basic (in thousands) (in Shares)	1,435,778		1,552,190		1,656,092
Diluted (in thousands) (in Shares)	1,435,778		1,552,190		1,694,303
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	700,000	[1]	930,000	[1]	1,199,000	[1]
Selling, general and administrative	$ 1,909,000	[1]	$ 2,137,000	[1]	$ 2,473,000	[1]

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE